Property and Equipment Disclosure: Schedule of Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Property and Equipment
	December 31,
	2019	2018

Leasehold improvements	$356,693	$349,121
Office and equipment	566,308	566,308
Selling equipment	8,354	8,354
Furniture and fixtures	18,487	18,487

Total at cost	949,842	942,270
Less: Accumulated depreciation & amortization	(823,160)	(769,213)

	$126,682	$173,057